REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE [Text Block]

13. REVENUE

	Years ended
	December 31,	December 31,
	2023	2022

Silver sales	$134,716	$142,688
Gold sales	73,198	70,501
Less: smelting and refining costs	(2,451)	(3,029)
Revenue	$205,463	$210,160

Changes in fair value from provisional pricing are included in silver and gold sales.

	Years ended
	December 31,	December 31,
	2023	2022
Revenue by product
Concentrate sales	$53,334	$54,042
Provisional pricing adjustments	621	(47)
Total revenue from concentrate sales	53,955	53,995
Refined metal sales	151,508	156,165
Total revenue	$205,463	$210,160

Provisional pricing adjustments on sales of concentrate consist of provisional and final pricing adjustments made prior to the finalization of the sales contract. The Company's sales contracts are provisionally priced with provisional pricing periods lasting typically one to three months with provisional pricing adjustments recorded to revenue as market prices vary. As at December 31, 2023, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $807 (December 31, 2022 - $663) based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.